Structured Entities and Derecognition of Financial Assets - Schedule of Unconsolidated Entity Balance Sheet Amounts and Maximum Exposure to Loss (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
On-balance sheet assets at carrying value
Securities	$ 175,879	$ 161,401
Loans	520,156
On-balance sheet liabilities at carrying value
Deposits	22,523	20,246
Derivatives	52,340	32,101
Single-seller and multi seller conduits [member]
On-balance sheet assets at carrying value
Securities	642
Loans	98
Assets	740	141
On-balance sheet liabilities at carrying value
Deposits	0
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	740
Liquidity, credit facilities and commitments	8,682
Maximum exposure to loss, net of hedges	9,422	7,680
Third-party structured vehicles [member]
On-balance sheet assets at carrying value
Securities	2,199
Loans	2,740
Investments in equity-accounted associates and joint ventures	66
Assets	5,005	3,838
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	5,005
Liquidity, credit facilities and commitments	2,638
Maximum exposure to loss, net of hedges	7,643	5,854
CLO warehouse financing [member]
On-balance sheet assets at carrying value
Loans	8,898
Assets	8,898	3,245
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	8,898
Liquidity, credit facilities and commitments	2,700
Less: hedges of investments, loans and written derivatives exposure	0
Maximum exposure to loss, net of hedges	11,598	4,166
Other [member]
On-balance sheet assets at carrying value
Securities	509
Loans	24
Investments in equity-accounted associates and joint ventures	68
Assets	601	394
On-balance sheet liabilities at carrying value
Derivatives	45
Liabilities	45	354
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	601
Notional of written derivatives, less fair value losses	35
Liquidity, credit facilities and commitments	308
Less: hedges of investments, loans and written derivatives exposure	(39)
Maximum exposure to loss, net of hedges	$ 905	$ 520